Shareowners' Equity (Changes In Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stockholders equity note
Adjustment To Reclass Unrealized Gains To Offset Deferred Acquisition Costs And Present Value Of Future Profits	$ 960	$ (1,171)	$ 527
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income (Loss) Beginning balance	(9,120)	(20,230)	(23,974)
Accumulated Other Comprehensive Income (Loss) beg bal - adj	157
Other comprehensive income (OCI) before reclassifications - net of deferred taxes	(12,087)	8,844	841
Reclassifications from OCI, tax	3,035	2,266	2,903
Other comprehensive income, net of tax	(9,066)	11,085	3,757
Less Other comprehensive income (loss) attributable to noncontrolling interests	(14)	(25)	13
Accumulated Other Comprehensive Income (Loss) Ending balance	(18,172)	(9,120)	(20,230)
Investment Securities
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income (Loss) Beginning balance	307	677	(30)
OCI before reclassification tax	353	(407)	387
Other comprehensive income (OCI) before reclassifications - net of deferred taxes	562	(692)	683
Reclassifications from OCI, tax	84	222	13
Reclassification from OCI net of deferred taxes	146	318	22
Other comprehensive income, net of tax	708	(374)	705
Less Other comprehensive income (loss) attributable to noncontrolling interests	2	(4)	(2)
Accumulated Other Comprehensive Income (Loss) Ending balance	1,013	307	677
Currency Translation Adjustment
Stockholders equity note
Adjustment To Reclass Unrealized Gains To Offset Deferred Acquisition Costs And Present Value Of Future Profits	283
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income (Loss) Beginning balance	126	412	133
OCI before reclassification tax	(129)	(613)	(266)
Other comprehensive income (OCI) before reclassifications - net of deferred taxes	(2,600)	510	474
Reclassifications from OCI, tax	213	793	54
Reclassification from OCI net of deferred taxes	(129)	(818)	(174)
Other comprehensive income, net of tax	(2,729)	(308)	300
Less Other comprehensive income (loss) attributable to noncontrolling interests	(19)	(22)	21
Accumulated Other Comprehensive Income (Loss) Ending balance	(2,427)	126	412
Cash Flow Hedge
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income (Loss) Beginning balance	(257)	(722)	(1,176)
Accumulated Other Comprehensive Income (Loss) beg bal - adj	(414)
OCI before reclassification tax	23	250	392
Other comprehensive income (OCI) before reclassifications - net of deferred taxes	(610)	738	385
Reclassifications from OCI, tax	34	(177)	(245)
Reclassification from OCI net of deferred taxes	844	(271)	68
Other comprehensive income, net of tax	234	467	453
Less Other comprehensive income (loss) attributable to noncontrolling interests	0	2	(1)
Accumulated Other Comprehensive Income (Loss) Ending balance	(180)	(257)	(722)
Pension Plan, Defined Benefit
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income (Loss) Beginning balance	(9,296)	(20,597)	(22,901)
Other comprehensive income, net of tax	(7,279)	11,300	2,299
Less Other comprehensive income (loss) attributable to noncontrolling interests	3	(1)	(5)
Prior Service credit (cost)- net of deferred taxes	396	(6)	534
Net actuarial gain (loss), Tax	(5,332)	4,506	(574)
Net actuarial gain (loss) - net of deferred taxes	(9,849)	8,269	(1,396)
Prior service credit (costs), tax	219	(5)	304
Net curtailment/settlement, tax	41	0	123
Net curtailment/settlement - net of deferred taxes	72	0	174
Prior service cost amortization, tax	241	267	326
Prior service cost amortization - net of deferred taxes	349	397	497
Net actuarial loss amortization, tax	859	1,343	1,278
Net actuarial loss amortization - net of deferred taxes	1,753	2,640	2,490
Accumulated Other Comprehensive Income (Loss) Ending balance	$ (16,578)	$ (9,296)	$ (20,597)